Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [2]
Current: due within one year
Trade payables	[1]	€ 9,190	€ 9,121
Accruals		4,153	3,724
Social security and sundry taxes		507	498
Deferred consideration		39	14
Others		879	1,100
Trade and other current payables		14,768	14,457	[2]	€ 13,426
Non-current: due after more than one year
Accruals		117	121
Deferred consideration		169	173
Others		53	52
Non current payables		339	346	[2]	€ 700
Total trade payables and other liabilities		€ 15,107	€ 14,803

[1]	2019 includes €359 million (2018: €311 million) due to KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide certain services for up to two years from completion of the disposal and pays KKR for amounts collected on its behalf. See also trade receivables on page 114.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.